Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31,	December 31,
	2020	2021
Cash in hand	$1,709	$294
Cash in banks	14,322,662	90,167,673
	$14,324,371	$90,167,967